EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) - USD ($)	Dec. 29, 2017	Dec. 30, 2016
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Equipment and leasehold improvements, gross	$ 15,682,000	$ 13,655,000
Accumulated depreciation and amortization	(10,376,000)	(9,144,000)
Equipment and leasehold improvements, net	5,306,000	4,511,000
Furniture and fixtures
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Equipment and leasehold improvements, gross	3,011,000	2,353,000
Computer hardware and software
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Equipment and leasehold improvements, gross	8,355,000	7,686,000
Leasehold improvements
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Equipment and leasehold improvements, gross	1,121,000	1,094,000
Equipment under capital leases
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Equipment and leasehold improvements, gross	1,095,000	1,076,000
Accumulated depreciation and amortization	(380,000)	(745,000)
Automobiles, trucks, and field equipment
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Equipment and leasehold improvements, gross	$ 2,100,000	$ 1,446,000